Other non-current assets - Summary of Movements in Interest in Joint Ventures and Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Joint ventures
Investments in joint ventures at beginning of period	€ 70	€ 65
Additions	0	10
Dividends received/reductions	(245)	(241)
Share of net profit/(loss)	255	235
Currency retranslation	0	1
Investments in joint ventures at end of period	80	70
Associates
Investments in associates at beginning of period	24	19
Additions	0	8
Dividend received/reductions	(2)	(5)
Share of net profit/(loss)	0	(4)
Currency retranslation	(8)	6
Investments in associates at end of period	€ 14	€ 24